INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of income before income taxes

The components of income before income taxes are as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
The Cayman Islands	(2,399,651)	(700,677)	(1,334,142)
PRC	9,105,225	12,562,152	35,007,671
Other	(4,673,789)	34,132,262	48,090,120
Total income before income taxes	2,031,785	45,993,737	81,763,649

Schedule of current and deferred portions of income taxes allocated to continuing operations

The current and deferred portions of income tax expense allocated to continuing operations, all of which was incurred outside the Cayman Islands, were as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Current tax (expense)	(5,552,745)	(9,779,815)	(19,580,355)
Deferred tax benefit (expense)	1,264,080	(3,206,495)	(829,366)
Income tax expense	(4,288,665)	(12,986,310)	(20,409,721)

Schedule of significant components of the Group's deferred tax assets

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2023	2024
	US$	US$
Deferred tax assets
Net operating loss carryforwards	23,177,049	22,460,370
Share-based compensation	2,555,382	4,104,367
Lease liabilities	1,933,001	2,019,091
Withholding tax credit carryforwards	1,042,268	1,013,796
Advertising expense carryforwards	961,816	807,824
Accrued expenses	479,475	504,250
Financial instruments held, at fair value	425,174	546,762
Allowance for doubtful accounts	331,043	860,624
Long-term investments	140,847	228,010
Total deferred tax assets	31,046,055	32,545,094
Less: valuation allowance	18,262,801	21,923,356
Deferred tax assets, net of valuation allowance	12,783,254	10,621,738

Deferred tax liabilities
Intangible assets	1,788,555	1,788,555
Right-of-use assets	1,742,996	1,945,981
Financial instruments held, at fair value	1,658,536	382,728
Total deferred tax liabilities	5,190,087	4,117,264

Deferred tax assets, net	10,990,998	8,573,135
Deferred tax liabilities, net	3,397,831	2,068,661

Schedule of movement of the valuation allowance

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Balance at the beginning of the year	5,224,095	11,307,489	18,262,801
Additions of valuation allowance	7,192,373	7,372,595	6,576,529
Reversals of valuation allowance	(858,222)	(187,483)	(2,599,680)
Foreign currency translation adjustment	(250,757)	(229,800)	(316,294)
Net change in the valuation allowance	6,083,394	6,955,312	3,660,555
Balance at the end of the year	11,307,489	18,262,801	21,923,356

Schedule of expiration status of net operating loss carryforwards

The expiration status of net operating loss carryforwards as of December 31, 2024 is listed below.

Expiration year	US$
2025	1,027,515
2026	6,478,019
2027	6,958,289
2028	5,774,048
2029 through 2044	65,272,224
Indefinitely	45,906,898

Schedule of Reconciliations between the income tax expense computed by applying the PRC's statutory income tax rate to income before income taxes and the actual income tax expense

Reconciliations between the income tax expense computed by applying the PRC's 25% statutory income tax rate, the standard enterprise income tax rate in the jurisdiction of tax domicile of a significant portion of our business, to income before income taxes and the reported income tax expense were as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Income before income taxes	2,031,785	45,993,737	81,763,649
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	(507,946)	(11,498,434)	(20,440,912)
Effect of income tax rate difference in other jurisdictions	(1,118,844)	23,195	2,527,278
Effect of preferential tax rates	999,270	1,306,561	3,226,674
Remeasurement of deferred taxes for tax rate change	(1,269,155)	—	—
Super deduction of research and development expense	4,725,220	5,509,308	5,544,966
Nondeductible expenses	(4,142,647)	(1,998,354)	(10,651,228)
Non-taxable income	35,616	194,107	1,758,388
Changes in valuation allowance	(6,334,151)	(7,185,112)	(3,976,849)
Excess tax benefits from share-based compensation	1,146,536	662,419	1,601,962
Remeasurement of share-based compensation tax attributes (Note)	2,177,436	—	—
Income tax expense	(4,288,665)	(12,986,310)	(20,409,721)